Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,967.6	$ 4,338.7	$ 3,938.4
Net written premiums	2,581.9	2,896.0	2,587.7
Gross earned premiums	4,006.8	3,988.0	3,618.3
Net earned premiums	2,614.5	2,688.7	2,410.5
Losses and loss adjustment expenses	1,553.0	1,680.0	1,693.3
Acquisition costs	380.2	431.8	414.1
General and administrative expenses	354.5	386.5	333.1
Underwriting income (loss)	326.8	190.4	(30.0)
Corporate Expenses	(114.0)	(71.7)	(64.3)
Non-operating expenses (1)	(35.1)	(36.0)	(20.6)
Net investment income (1)	275.7	188.1	147.5
Realized and unrealized investment gains	75.9	5.0	56.2
Realized and unrealized investment losses	(61.4)	(182.6)	(47.4)
Change in fair value of derivatives	26.1	(80.5)	(35.9)
Interest Expense, Debt	(55.2)	(43.7)	(14.3)
Net realized and unrealized foreign exchange gains	(36.2)	15.9	40.0
Other income	0.0	8.2	14.7
Other expenses	0.0	20.1	10.8
Income (loss) from operations before income taxes	402.6	(27.0)	35.1
Income Tax Expense (Benefit)	132.1	78.1	(5.3)
Net income/(loss)	534.7	51.1	29.8
Losses and loss adjustment expenses	7,810.6	7,710.9	7,611.8	$ 7,165.3
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 3,232.8	$ 2,813.2	$ 4,313.7	$ 3,970.1
Ratios
Loss ratio	59.40%	62.50%	70.20%
Acquisition cost ratio	14.50%	16.10%	17.20%
General and administrative expense ratio	13.60%	14.40%	13.80%
Expense ratio	28.10%	30.50%	31.00%
Combined ratio	87.50%	93.00%	101.20%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,098.0	$ 1,426.4	$ 1,199.0
Net earned premiums	1,154.5	1,251.8	1,118.8
Losses and loss adjustment expenses	1,373.1	1,360.7	2,148.4
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,373.1	$ 1,360.7	$ 2,148.4
Ratios
Loss ratio	52.90%	61.50%	63.00%
Acquisition cost ratio	18.10%	20.20%	19.80%
General and administrative expense ratio	10.40%	11.40%	10.80%
Expense ratio	28.50%	31.60%	30.60%
Combined ratio	81.40%	93.10%	93.60%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,483.9	$ 1,469.6	$ 1,388.7
Net earned premiums	1,460.0	1,436.9	1,291.7
Losses and loss adjustment expenses	1,859.7	1,452.5	2,165.3
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,859.7	$ 1,452.5	$ 2,165.3
Ratios
Loss ratio	64.50%	63.30%	76.50%
Acquisition cost ratio	11.80%	12.50%	14.90%
General and administrative expense ratio	16.00%	17.00%	16.40%
Expense ratio	27.80%	29.50%	31.30%
Combined ratio	92.30%	92.80%	107.80%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,521.0	$ 1,807.0	$ 1,597.0
Net written premiums	1,098.0	1,426.4	1,199.0
Gross earned premiums	1,562.0	1,617.2	1,479.2
Net earned premiums	1,154.5	1,251.8	1,118.8
Losses and loss adjustment expenses	611.1	770.3	705.2
Acquisition costs	208.6	252.4	221.6
General and administrative expenses	120.6	142.5	121.3
Underwriting income (loss)	214.2	86.6	70.7
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	2,446.6	2,531.7	2,341.4
Net written premiums	1,483.9	1,469.6	1,388.7
Gross earned premiums	2,444.8	2,370.8	2,139.1
Net earned premiums	1,460.0	1,436.9	1,291.7
Losses and loss adjustment expenses	941.9	909.7	988.1
Acquisition costs	171.6	179.4	192.5
General and administrative expenses	233.9	244.0	211.8
Underwriting income (loss)	$ 112.6	$ 103.8	$ (100.7)